Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following at September 30, 2017 and December 31, 2016:

	September 30, 2017	December 31, 2016
License Fee	$-	$112,500
Less accumulated amortization	-	(112,500)

Patents and intellectual property	-	-
Intangible assets net of accumulated amortization	$-	$-

Intangible assets consist of the following at December 31, 2016 and December 31, 2015:

	December 31, 2016	December 31, 2015
License Fee	$112,500	$112,500
Less accumulated amortization	(112,500)	(112,500)
	-	-
Patents and intellectual property	-	35,482
	$-	$35,482